     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 6, 1999


                                                      REGISTRATION NO. 333-82551

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-14

                             REGISTRATION STATEMENT

                                     UNDER


                           THE SECURITIES ACT OF 1933                        [ ]



                         PRE-EFFECTIVE AMENDMENT NO. 1                       [X]


                          POST-EFFECTIVE AMENDMENT NO.                       [ ]

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                       THE GLOBAL TOTAL RETURN FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                              GATEWAY CENTER THREE

                         100 MULBERRY STREET, 9TH FLOOR

                         NEWARK, NEW JERSEY 07102-4077

                    (Address Of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                         Marguerite E.H. Morrison, Esq.

                              100 Mulberry Street

                        Gateway Center Three, 9th Floor

                         Newark, New Jersey 07102-4077

                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE

                      DATE OF THE REGISTRATION STATEMENT.

    NO FILING FEE IS REQUIRED BECAUSE OF RELIANCE ON SECTION 24(f) OF THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429 UNDER THE SECURITIES ACT OF 1933, THE PROSPECTUS AND PROXY STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 33-63943).


    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON SEPTEMBER 11, 1999, PURSUANT TO RULE 488.


    TITLE OF SECURITIES BEING REGISTERED........................................
                                              SHARES OF COMMON STOCK, PAR VALUE
$.01 PER SHARE

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
                                EXPLANATORY NOTE


    Parts A, B, and C of Form N-14 are hereby incorporated by reference to Parts A, B, and C, respectively, of Registrant's Registration Statement on Form N-14 (File No. 333-82551) filed on July 9, 1999.

                                   SIGNATURES


    As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark, and the State of New Jersey, on the 5th day of August, 1999.


                                THE GLOBAL TOTAL RETURN FUND, INC.

                                By:         /s/ JOHN R. STRANGFELD, JR.
                                     -----------------------------------------
                                        (John R. Strangfeld, Jr., President)

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dated indicated.


          SIGNATURE                       TITLE                    DATE
------------------------------  --------------------------  -------------------

     /s/ EDWARD D. BEACH
------------------------------  Director                      August 5, 1999
       Edward D. Beach

     /s/ DELAYNE D. GOLD
------------------------------  Director                      August 5, 1999
       Delayne D. Gold

     /s/ ROBERT F. GUNIA
------------------------------  Director                      August 5, 1999
       Robert F. Gunia

 /s/ DOUGLAS H. MCCORKINDALE
------------------------------  Director                      August 5, 1999
   Douglas H. McCorkindale

     /s/ THOMAS T. MOONEY
------------------------------  Director                      August 5, 1999
       Thomas T. Mooney

     /s/ STEPHEN P. MUNN
------------------------------  Director                      August 5, 1999
       Stephen P. Munn

    /s/ RICHARD A. REDEKER
------------------------------  Director                      August 5, 1999
      Richard A. Redeker

      /s/ ROBIN E. SMITH
------------------------------  Director                      August 5, 1999
        Robin E. Smith

          SIGNATURE                       TITLE                    DATE
------------------------------  --------------------------  -------------------

 /s/ JOHN R. STRANGFELD. JR.
------------------------------  President and Director        August 5, 1999
   John R. Strangfeld, Jr.

    /s/ LOUIS A. WEIL, III
------------------------------  Director                      August 5, 1999
      Louis A. Weil, III

    /s/ CLAY T. WHITEHEAD
------------------------------  Director                      August 5, 1999
      Clay T. Whitehead

     /s/ GRACE C. TORRES        Treasurer and Principal
------------------------------    Financial and Accounting    August 5, 1999
       Grace C. Torres            Officer

                                 EXHIBIT INDEX


       1.  (a) Amended and Restated Articles of Incorporation.(1)
           (b) Amendment to Articles of Incorporation.(1)
           (c) Articles Supplementary.(2)
           (d) Articles Supplementary.(3)
       2.  Amended and Restated By-Laws.(1)
       4.  Agreement and Plan of Reorganization and Liquidation filed herewith as Appendix A to the Proxy Statement and Prospectus.(5)
       5.  Instruments defining rights of shareholders.(1)
       6.  (a) Form of Amended Management Agreement between the Registrant and Prudential Mutual
               Fund Management, Inc.(1)
           (b) Form of Amended Subadvisory Agreement between Prudential Mutual Fund Management,
               Inc. and The Prudential Investment Corporation.(1)
           (c) Sub-Investment Management Agreement between The Prudential Investment Corporation and PRICOA Asset Management Limited.(4)
           (d) First Amendment to Sub-Investment Management Agreement between The Prudential
               Investment Corporation and PRICOA Asset Management Limited.(4)
           (e) Second Amendment to Sub-Investment Management Agreement between The Prudential
               Investment Corporation and PRICOA Asset Management Limited.(4)
           (f) Third Amendment to Sub-Investment Management Agreement between The Prudential
               Investment Corporation and PRICOA Asset Management Limited.(4)
       7.  (a) Distribution Agreement between the Registrant and Prudential Investment Management
               Services LLC.(3)
           (b) Form of Selected Dealer Agreement.(3)
       9.  Form of Custodian Contract between the Registrant and State Street Bank and Trust
           Company.(1)
      10.  (a) Amended and Restated Distribution and Service plan for Class A Shares.(4)
           (b) Amended and Restated Distribution and Service Plan for Class B Shares.(4)
           (c) Amended and Restated Distribution and Service Plan for Class C Shares.(4)
           (d) Amended Rule 18f-3 Plan.(3)
      11.  Opinion and Consent of Counsel.**
      12.  Tax Opinion and Consent.**
      13.  Transfer Agency and Service Agreement.(1)
      14.  Consent of Independent Accountants.**
      17.  (a) Proxy(5)
           (b) Copy of Registrant's declaration pursuant to Rule 24f-2 under the Investment
           Company Act of 1940.(5)
           (c) Prospectus of Prudential Intermediate Global Income Fund, dated March 16, 1999.(5)
           (d) Prospectus of The Global Total Return Fund, Inc. dated March 1, 1999.(5)
           (e) President's Letter.(5)


------------------------

(1) Incorporated by reference to Registration Statement on Form N-1A filed on or about November 3, 1995 (File No. 33-63943).

(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed on or about February 28, 1997 (File No. 33-63943).

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on or about December 31, 1998 (File No. 33-63943).

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on or about March 1, 1999 (File No. 33-63943).


(5) Incorporated by reference to Registrant's Registration Statement on Form N-14 filed on or about July 9, 1999 (File No 333-82551).


**  To be filed by future amendment.